Long Term Debt	12 Months Ended
Dec. 31, 2020
Long Term Debt [Abstract]
LONG TERM DEBT
15.	LONG TERM DEBT

On June 28, 2018, Signifi borrowed $192,886 from the Business Development Bank of Canada (“BDC”) for a term of four years, payable in monthly instalments of principal and interest. This loan bears interest at the bank’s base rate + 3.2%. The loan must be fully repaid by July 23, 2022. The loan is secured by the assets of Signifi and a guarantee by the Company and its Canadian subsidiaries.

	2020	2019	2018
Balance, Beginning of Year	$150,538	$168,869	-
Loan proceeds	-	-	192,886
Foreign Exchange adjustments	3,188	7,783	(8,586)
Capital repayments in the year	(45,490)	(26,114)	(15,431)
	108,236	150,538	168,869
Current portion	(56,471)	(44,547)	(24,963)
Long Term Debt, End of Year	$51,765	$105,991	$143,906